CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 22,576	$ 5,538	$ 40,270
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,028	1,174	1,343
Share-based compensation	2,271	2,614	5,562
Gain from disposal of property and equipment			(297)
Allowance for doubtful accounts	2,570	1,378	87
Provision for inventory	2,761	217	45
Warranty accrual	72	69	84
Loss from equity method investments	468	640	1,052
Loss from deconsolidation of a subsidiary			129
Impairment loss on long-term investments		4,487
Gain from disposal of cost method investment		(820)
Interest income in held-to-maturity securities			(319)
(Gain)/loss from forward contract		690	(404)
Changes in assets and liabilities:
Accounts receivable and notes receivable	(9,361)	(3,105)	(13,684)
Inventories	(1,889)	(1,967)	(967)
Prepaid expenses and other current assets	1,303	(81)	(73)
Deferred cost	258	309	(65)
Accounts payable	1,823	(284)	3
Income tax payable	(2,541)	1,535	1,768
Accrued expenses and other current liabilities	432	2,770	465
Deferred revenue	(1,232)	(483)	1,465
Government subsidies	1,651	2,019	1,803
Deferred income taxes	2,314	4,197	(582)
Net cash provided by operating activities	24,504	20,897	37,685
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(333)	(783)	(694)
Bank deposits maturing over three months			41,667
Restricted cash	(892)	55,530	(55,663)
Interest income from held-to-maturity securities			677
Proceeds from maturity of held to maturity corporate and the PRC government bonds			26,626
Cash in a deconsolidated entity			(1,963)
Proceeds from disposal of property and equipment			543
Proceeds from disposal of Dongguan Super TV		1,046
Proceeds from disposal of cost method investment		820
Proceeds from dissolution of equity method investment	355
Purchase of equity method investment		(1,588)
Refund of deposit for investment in Cyber Cloud			6,818
Net cash provided by /(used in) investing activities	(870)	55,025	18,011
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercise	58	85	400
Short -term loan		(55,193)	55,193
Capital injection by noncontrolling shareholders			6,537
Special cash dividend paid to shareholders	(76,942)	(92,106)	(77,178)
Net cash used in financing activities	(76,884)	(147,214)	(15,048)
Effect of exchange rate changes on cash and cash equivalents	1,638	432	11,965
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(51,612)	(70,860)	52,613
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	130,697	201,557	148,944
CASH AND CASH EQUIVALENTS, END OF THE YEAR	79,085	130,697	201,557
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATIONS
Income tax paid	690	6,934	8,194
Withholding tax paid	204	9,554
Income Taxes Paid, Net, Total	894	16,488	8,194
Non-cash investing and financing activities
Receivable on disposal of Dongguan Super TV			1,046
Dividend payable	$ 57	$ 76,999	$ 33,172